Equity Awards and Warrants (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Equity Awards and Warrants
Schedule of warrant liability and equity

(in thousands)	Derivative liability
Balance at May 31, 2023	$79
Value upon notes converted to units in the private offering	4,379
Warrants classified as equity during quarter	(79)
Gain on derivative due to change in fair market value	(4)
Balance at August 31, 2023	$4,375
Value upon liability-classified equity instruments reclassified to equity	(4,393)
Warrants classified as a liability during quarter	34
Loss on derivative due to change in fair market value	17
Balance at November 30, 2023	$33

(in thousands)	Liability Classified Warrants
Balance at May 31, 2022	$—
Classified as liability	16,664
Reclassified as equity	(25,335)
Loss on derivative due to change in fair market value	8,750
Balance at May 31, 2023	$79

Schedule of warrants that have been reclassified as equity

	Initial Fair Market Value at Issuance				Fair Market Value at Equity Classification
	Backstop	Backstop	Placement	Backstop	Backstop	Backstop	Placement	Backstop
	Warrant #1	Warrant #2	Agent Warrants	Warrant #3	Warrant #1	Warrant #2	Agent Warrants	Warrant #3
Fair value of underlying stock	$ 0.44	$ 0.42	$ 0.44	$ 0.35	$ 0.52	$ 0.52	$ 0.52	$ 0.32
Risk-free rate	3.17%	3.06%	3.13%	3.68%	3.34%	3.31%	3.16%	4.18%
Expected term (in years)	4.65	5.00	10.00	5.00	4.46	4.88	9.82	4.76
Stock price volatility	110.20%	109.49%	95.99%	124.36%	117.29%	113.59%	95.87%	126.67%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Schedule of warrants that remain liability classified

	Initial Fair Market Value at Issuance		Fair Market Value at May 31, 2023
	Placement Agent	Placement Agent	Placement Agent
	Warrants Closing #1	Warrants Closing #2	Warrants
Fair value of underlying stock	$ 0.29	$ 0.27	$ 0.26
Risk-free rate	3.44%	3.44%	3.64%
Expected term (in years)	10.00	10.00	10.00
Stock price volatility	98.22%	97.90%	97.90%
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of stock option activity

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2023	19,823	$0.99	7.87	$—
Granted	500	$0.26
Exercised	—	$-
Forfeited, expired, and cancelled	(692)	$1.45
Options outstanding at November 30, 2023	19,631	$0.96	7.46	$—
Options outstanding and exercisable at November 30, 2023	14,187	$1.12	6.93	$—

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except per share data and years)	shares	exercise price	life in years	value
Options outstanding at May 31, 2021	17,839	$1.58	7.93	$15,390
Granted	11,985	$1.38
Exercised	(510)	$0.79		301
Forfeited, expired, and cancelled	(11,857)	$1.51
Options outstanding at May 31, 2022	17,457	$1.53	7.79	$—
Granted	12,417	$0.41
Exercised	—	$—
Forfeited, expired, and cancelled	(10,051)	$1.16
Options outstanding at May 31, 2023	19,823	$0.99	7.87	$—
Options outstanding and exercisable at May 31, 2023	11,932	$1.21	7.02	$—

Schedule of assumptions used in determination of fair value

	Placement	Note conversion	Placement Agent	Note conversion	Note conversion	Placement Agent	Placement Agent
	Agent warrants	warrants on	warrants at	warrants at	warrants at	warrants at	warrants at
	at May 31, 2023	conversion date	equity classification	August 31, 2023	equity classification	issuance	November 30, 2023
Fair value of underlying stock	$ 0.26	$ 0.21	$ 0.27	$ 0.21	$ 0.17	$ 0.18	$ 0.17
Risk free rate	3.64%	4.18%	3.74%	4.23%	4.81%	4.42%	4.37%
Expected term (in years)	10.00	5.00	10.00	5.00	5.00	10.00	10.00
Stock price volatility	97.90%	124.55%	97.45%	124.06%	124.70%	95.82%	95.82%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	Fiscal years ended May 31,
	2023	2022
Expected Volatility	99.2 - 112.7%	94.3 - 122.0%
Weighted-Average Volatility	107.06%	104.89%
Expected Dividends	0%	0%
Expected Term (In years)	5.0 - 6.1	1.5 - 6.0
Risk-Free Rate	3.83%	1.67%

Schedule of Company RSU and PSU activity

	Number of	Weighted average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested RSUs and PSUs at May 31, 2023	1,293	$0.58	0.81
RSUs and PSUs granted	—	—
RSUs and PSUs forfeited	(1,293)	0.58
RSUs and PSUs vested	—	—
Unvested RSUs and PSUs at November 30, 2023	—	$—	—

(1)	The number of PSUs disclosed in this table are at the target level of 100%.

			Weighted average
	Number of	Weighted-average	remaining contractual
(shares in thousands)	RSUs and PSUs (1)	grant date fair value	life in years
Unvested RSUs and PSUs at May 31, 2021	5,470	$2.96	1.01
RSUs and PSUs granted	—
RSUs and PSUs forfeited	(4,356)	2.94
RSUs and PSUs vested	(814)	3.01
Unvested RSUs and PSUs at May 31, 2022	300	3.12	0.58
RSUs and PSUs granted	1,293	0.58
RSUs and PSUs forfeited	(150)	3.12
RSUs and PSUs vested	(150)	3.12
Unvested RSUs and PSUs at May 31, 2023	1,293	$0.58	0.81

(1)	The number of PSUs disclosed in this table are at the target level of 100%.

Schedule of Warrant activity

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for share data and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2023	259,910	$0.37	4.57	$7,276
Granted	42,019	$0.40
Exercised	(3,000)	$0.10
Forfeited, expired, and cancelled	(5,603)	$0.75
Warrants outstanding at November 30, 2023	293,326	$0.37	4.31	$2,902
Warrants outstanding and exercisable at November 30, 2023	293,326	$0.37	4.31	$2,902

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for share data and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2021	42,934	$0.68	2.89	$52,671
Granted	38,220	$0.52
Exercised	(5,167)	$0.70		5,514
Forfeited, expired, and cancelled	(2,740)	$0.73
Warrants outstanding at May 31, 2022	73,248	$0.59	3.18	$352
Granted	201,771	$0.33
Exercised	(6,207)	$0.63		758
Forfeited, expired, and cancelled	(8,902)	$0.75
Warrants outstanding at May 31, 2023	259,910	$0.37	4.57	$7,276
Warrants outstanding and exercisable at May 31, 2023	259,910	$0.37	4.57	$7,276